Rental Equipment (Annual) (Detail) - Rental Equipment (USD $) In Thousands, unless otherwise specified	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Rental equipment	$ 43,491	$ 43,252	$ 50,229
Less accumulated depreciation	28,001	27,060	30,173
Net rental equipment	$ 15,490	$ 16,192	$ 20,056